CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net (loss) income	$ (2,062)	$ 2,725	$ 4,990	$ 7,556
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation, depletion and amortization of asset retirement obligation	4,893	3,760	5,318	3,642
(Gain) loss on disposal of assets	(59)	45	54	57
Loss on derivatives	5	394	455
Loss on extinguishment of debt				1,230
Revenue reserve		(92)	(92)
Bad debt expense	189
Amortization of deferred financing cost	117	107	251	86
Accretion of debt discount	232	217	519	183
Deferred income taxes	(4,708)	(757)	3,700	8,378
Stock-based compensation	720	611	792	418
Non-cash interest expense on revolving credit facility		706	706	1,852
Non-cash interest expense on Redeemable Series A preferred stock	4,936	3,690	5,078	5,601
Changes in assets and liabilities:
Accounts and unbilled receivables			2,629	(4,367)
Accounts receivables	(903)	5,667
Unbilled receivables	3,909	120
Inventories	(963)	(1,549)	(2,462)	316
Prepaid expenses and other current assets	242	2,242	2,423	(3,492)
Deferred revenue	(1,929)		7,133	(183)
Accounts payable	(368)	(343)	(137)	759
Accrued and other expenses	280	(82)	(654)	272
Income taxes payable	3,568	189		(171)
Net cash provided by operating activities	8,099	17,650	30,703	22,137
Investing activities:
Purchases of property, plant and equipment	(2,058)	(26,899)	(29,375)	(30,888)
Proceeds from disposal of assets	108
Net cash used in investing activities	(1,950)	(26,899)	(29,375)	(30,888)
Financing activities:
Repayment of line of credit				(9,230)
Repayments of notes payable	(1,259)	(326)	(456)	(139)
Payments under equipment financing obligations	(299)	(285)	(390)	(231)
Payment of deferred financing and amendment costs	2	(78)	(415)	(659)
Proceeds from revolving credit facility		12,000	12,800	61,199
Repayment of revolving credit facility	(7,716)	(2,647)	(9,647)	(3,500)
Repayment of Series A preferred stock				(39,999)
Cash dividend on Redeemable Series A preferred stock	(3)	(2)	(5)	(5)
Purchase of treasury stock	(57)	(121)	(121)	(2)
Net cash (used in) provided by financing activities	(9,332)	8,541	1,766	7,434
Net (decrease) increase in cash	(3,183)	(708)	3,094	(1,317)
Cash at beginning of period	3,896	802	802	2,119
Cash at end of period	713	94	3,896	802
Non-cash investing and financing activities:
Asset retirement obligation			(614)	1,544
Equipment purchased with debt		1,080	1,982	180
Equipment purchased under equipment financing obligations				2,217
Capitalized non-cash interest into property, plant and equipment			1,808	453
Debt issuance costs netted against proceeds				1,414
Capitalized expenditures in accounts payable and accrued expenses	254	5,204	3,113	4,386
Supplemental disclosure of cash flow information:
Cash paid for interest	2,344	1,140	2,270	2,782
Cash paid for taxes, net			$ (1,093)	$ 3,542
Cash paid for taxes	$ 218	$ 369